Summary of Significant Accounting Policies - Summary of Effect of the Reclassifications (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Available-for-sale financial assets			¥ 3,740
Financial assets at fair value through other comprehensive income	¥ 3,331
IFRS9
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Available-for-sale financial assets			3,740
Financial assets at fair value through other comprehensive income		¥ 3,730
Other investments	¥ 256	¥ 10
Increase (decrease) due to changes in accounting policy required by IFRSs | IFRS9
Disclosure Of Voluntary Change In Accounting Policy [Line Items]
Available-for-sale financial assets			(3,740)
Financial assets at fair value through other comprehensive income			3,730
Other investments			¥ 10